NOTES PAYABLE (Details Narrative) - USD ($)							12 Months Ended
	Jun. 11, 2020	Nov. 20, 2018	Oct. 12, 2018	Oct. 02, 2018	Oct. 01, 2018	Aug. 29, 2018	Dec. 31, 2020	Dec. 31, 2021	Nov. 05, 2021	Nov. 03, 2021	Aug. 18, 2021
Short-Term Debt [Line Items]
Notes payable							$ 0	$ 0
Debt instrument, face amount					$ 15,000
Repayments of notes payable							$ 34,000
Gain on settlement of debt	$ 10,000
Debt instrument, term					1 year
Wexford Industries [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 44,000					$ 4,500
Debt instrument, term						1 year
Debt instrument, interest rate, stated percentage						8.00%
Debt instrument, maturity date						Jun. 11, 2020
Wexford Industries Four [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 12,000
Debt instrument, term		1 year
Debt instrument, interest rate, stated percentage		8.00%
Debt instrument, maturity date		Jun. 11, 2020
Blackridge Holdings [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount			$ 10,000
Debt instrument, term			1 year
Debt instrument, interest rate, stated percentage			8.00%
Debt instrument, maturity date			Jun. 11, 2020
Wexford Industries Three [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount				$ 2,500
Debt instrument, term				1 year
Debt instrument, interest rate, stated percentage				8.00%
Wexford Industries Two [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage					8.00%
Debt instrument, maturity date					Jun. 11, 2020
Digital Power Lending L L C [Member]
Short-Term Debt [Line Items]
Loans receivable									$ 80,000		$ 20,000
Loan term										3 months	3 months
Interest rate									10.00%		10.00%